Commitments & Contingencies (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Schedule of future aggregate minimum lease payments under operating leases
For year ended March 31, 2019	$ 591,833
For year ended March 31, 2020	424,974
For year ended March 31, 2021	392,318
For year ended March 31, 2022	9,946
Thereafter	8,184
Total	$ 1,427,255